Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Brian Giel
Account Administrator
651-495-3844
651-495-8089
brian.giel@usbank.com
N/A
New Century Mortgage Corporation; Wells Fargo
Bank, N.A.
November 25, 2006
October 30, 2006
October 01, 2006
Goldman, Sachs & Co.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Distribution Date
26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Fixed 30-Nov-06 Libor Certificates 11/27/2006 12/25/2006
Record Date - Libor 22-Dec-06 Others 11/1/2006 11/30/2006
Payment Detail:
Pass
Applied Loss
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
AV-1 5.38000% $186,161,000.00 $176,790,935.26 $9,993,767.84 $766,192.27 $10,759,960.11 N/A N/A $166,797,167.42
AF-2 5.71239% $36,791,000.00 $36,791,000.00 $0.00 $175,137.12 $175,137.12 N/A N/A $36,791,000.00
AF-3 5.97235% $85,815,000.00 $85,815,000.00 $0.00 $427,097.68 $427,097.68 N/A N/A $85,815,000.00
AF-4 6.09350% $31,742,000.00 $31,742,000.00 $0.00 $161,183.23 $161,183.23 N/A N/A $31,742,000.00
AF-5 6.21534% $55,290,000.00 $55,290,000.00 $0.00 $286,371.79 $286,371.79 N/A N/A $55,290,000.00
AF-6A 5.88734% $39,580,000.00 $39,580,000.00 $0.00 $194,184.10 $194,184.10 N/A N/A $39,580,000.00
AF-6B 5.95671% $4,398,000.00 $4,398,000.00 $0.00 $21,831.34 $21,831.34 N/A N/A $4,398,000.00
M-1 6.09690% $6,751,000.00 $6,751,000.00 $0.00 $34,300.14 $34,300.14 0.00 $0.00 $6,751,000.00
M-2 6.14652% $3,492,000.00 $3,492,000.00 $0.00 $17,886.37 $17,886.37 0.00 $0.00 $3,492,000.00
M-3 6.19613% $2,329,000.00 $2,329,000.00 $0.00 $12,025.66 $12,025.66 0.00 $0.00 $2,329,000.00
M-4 6.34456% $3,955,000.00 $3,955,000.00 $0.00 $20,910.61 $20,910.61 0.00 $0.00 $3,955,000.00
B-1 6.64036% $2,329,000.00 $2,329,000.00 $0.00 $12,887.83 $12,887.83 0.00 $0.00 $2,329,000.00
B-2 6.84000% $2,329,000.00 $2,329,000.00 $0.00 $13,275.30 $13,275.30 0.00 $0.00 $2,329,000.00
B-3 6.84000% $2,329,000.00 $2,329,000.00 $0.00 $13,275.30 $13,275.30 0.00 $0.00 $2,329,000.00
X N/A $2,329,218.17 $2,328,101.09 $0.00 $482,114.49 $482,114.49 N/A N/A $2,328,101.09
P N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
RC N/A $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
RX N/A $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $465,620,218.17 $456,249,036.35 $9,993,767.84 $2,638,673.23 $12,632,441.07 $0.00 $0.00 $446,255,268.51
(1) Reflects the application of the WAC Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
AV-1 643529AA8 $949.66687577 $53.68346668 $4.11575072 $0.00000000 $895.98340909 LIBOR 5.32000%
AF-2 643529AB6 $1,000.00000000 $0.00000000 $4.76032508 $0.00000000 $1,000.00000000
AF-3 643529AC4 $1,000.00000000 $0.00000000 $4.97695834 $0.00000000 $1,000.00000000
AF-4 643529AD2 $1,000.00000000 $0.00000000 $5.07791664 $0.00000000 $1,000.00000000
AF-5 643529AE0 $1,000.00000000 $0.00000000 $5.17944999 $0.00000000 $1,000.00000000
AF-6A 643529AF7 $1,000.00000000 $0.00000000 $4.90611673 $0.00000000 $1,000.00000000
AF-6B 643529AU4 $1,000.00000000 $0.00000000 $4.96392451 $0.00000000 $1,000.00000000
M-1 643529AG5 $1,000.00000000 $0.00000000 $5.08074952 $0.00000000 $1,000.00000000
M-2 643529AH3 $1,000.00000000 $0.00000000 $5.12209908 $0.00000000 $1,000.00000000
M-3 643529AJ9 $1,000.00000000 $0.00000000 $5.16344354 $0.00000000 $1,000.00000000
M-4 643529AK6 $1,000.00000000 $0.00000000 $5.28713274 $0.00000000 $1,000.00000000
B-1 643529AL4 $1,000.00000000 $0.00000000 $5.53363246 $0.00000000 $1,000.00000000
B-2 643529AM2 $1,000.00000000 $0.00000000 $5.70000000 $0.00000000 $1,000.00000000
B-3 643529AN0 $1,000.00000000 $0.00000000 $5.70000000 $0.00000000 $1,000.00000000
New Century Alternative Mortgage Loan Trust 2006-ALT2
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-ALT2

Contact:
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Distribution Date
26-Dec-06
New Century Alternative Mortgage Loan Trust 2006-ALT2
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-ALT2
Interest Detail:
Index +
Interest
Allocation of
Applied Loss
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
AV-1 5.38000% $766,192.27 $0.00 $0.00 $0.00 $0.00 N/A $766,192.27 $0.00
AF-2 5.71239% $175,137.12 $0.00 $0.00 $0.00 $0.00 N/A $175,137.12 $0.00
AF-3 5.97235% $427,097.68 $0.00 $0.00 $0.00 $0.00 N/A $427,097.68 $0.00
AF-4 6.09350% $161,183.23 $0.00 $0.00 $0.00 $0.00 N/A $161,183.23 $0.00
AF-5 6.21534% $286,371.79 $0.00 $0.00 $0.00 $0.00 N/A $286,371.79 $0.00
AF-6A 5.88734% $194,184.10 $0.00 $0.00 $0.00 $0.00 N/A $194,184.10 $0.00
AF-6B 5.95671% $21,831.34 $0.00 $0.00 $0.00 $0.00 N/A $21,831.34 $0.00
M-1 6.09690% $34,300.14 $0.00 $0.00 $0.00 $0.00 N/A $34,300.14 $0.00
M-2 6.14652% $17,886.37 $0.00 $0.00 $0.00 $0.00 N/A $17,886.37 $0.00
M-3 6.19613% $12,025.66 $0.00 $0.00 $0.00 $0.00 N/A $12,025.66 $0.00
M-4 6.34456% $20,910.61 $0.00 $0.00 $0.00 $0.00 N/A $20,910.61 $0.00
B-1 6.64036% $12,887.83 $0.00 $0.00 $0.00 $0.00 N/A $12,887.83 $0.00
B-2 6.84000% $13,275.30 $0.00 $0.00 $0.00 $0.00 N/A $13,275.30 $0.00
B-3 6.84000% $13,275.30 $0.00 $0.00 $0.00 $0.00 N/A $13,275.30 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to WAC Cap)
(2) Includes Applied Loss Amounts Paid below
Applied Loss Detail:
Begin
Applied Loss
Applied Loss
Current
Outstanding
Applied Loss
Amounts
Amount
Applied Loss
Applied Loss
Class
Amount
Recovered
Paid
Amount
Amount
M-1 $0.00 $0.00 N/A $0.00 $0.00
M-2 $0.00 $0.00 N/A $0.00 $0.00
M-3 $0.00 $0.00 N/A $0.00 $0.00
M-4 $0.00 $0.00 N/A $0.00 $0.00
B-1 $0.00 $0.00 N/A $0.00 $0.00
B-2 $0.00 $0.00 N/A $0.00 $0.00
B-3 $0.00 $0.00 N/A $0.00 $0.00

Contact:
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Distribution Date
26-Dec-06
New Century Alternative Mortgage Loan Trust 2006-ALT2
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-ALT2
Reconciliation:
Excess Reserve Fund Account:
Available funds (A): Beginning Balance 0.00
Servicer remittance 12,632,441.07 Deposit: Investment Income 0.00
Deposit : Required deposit from waterfall 0.00
Distributions (B): Withdrawal: For Basis Risk shortfalls 0.00
Ending Balance 0.00
Total interest distributed 2,638,673.23
Total principal distributed 9,993,767.84
Miscellaneous:
12,632,441.07
Monthly Advances included in distribution 138,943.86
(A) - (B): 0.00 Monthly Advances outstanding 320,802.49
ACCOUNT ACTIVITY

Contact:
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Distribution Date
26-Dec-06
New Century Alternative Mortgage Loan Trust 2006-ALT2
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-ALT2
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralized Amount 2,328,101.09
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,655,064.91 Specified Overcollateralized Amount 2,328,101.09
B) Ending Collateral Balance 446,255,268.51 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.371% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.208%
E) Applicable Delinq Limit % (50% of Senior Enhance %) 2.832%
F) Cumulative Realized Losses 0.00
Net Monthly Excess Cashflow Distributions:
G) Original Collateral Balance 465,620,218.17 Excess Available Cash (includes OC release) (A): 482,114.49
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until November 2008) N/A 1) To pay previously unpaid interest 0.00
2) Basis Risk Payment to Excess Reserve Fund Account 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) To Class X 482,114.49
1) Rolling Three Month Delinq % >= Limit ( D > = E ) NO 4) To Class R 0.00
2) Cumultive Loss % exceeds applicable limit % ( H > I ) NO 5) To Class RC 0.00
NO
6) To Class RX 0.00
(B): 482,114.49
Stepdown Date:
(A)-(B): 0.00
Relevant information:
Senior Specified Enhancement Percentage
11.100%
Senior Enhancement Percentage (ending) 5.791%
Senior Enhancement Percentage for purposes of Stepdown and Trigger 5.664%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) Later of (x) November 2009 NO
(y) Date when Senior Enhancement % >= Senior Specified Enhancement %
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
456,249,036.35
9,993,767.84
0.00
446,255,268.51
179,797.52
9,776,354.70
37,615.62
0.00
0.00
9,993,767.84
2,733,725.36
95,052.13
0.00
0.00
0.00
0.00
0.00
2,638,673.23
0.00
0.00
12,632,441.07
1,560
1,535
0.9584104193
7.19009%
6.94009%
6.94009%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
95,052.13
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Count
Balance
%
0K to 99.99K
175 13,463,587.80 3.02%
100K to 199.99K
526 76,207,582.18 17.08%
200K to 299.99K
283 68,776,599.12 15.41%
300K to 399.99K
155 53,250,435.21 11.93%
400K to 499.99K
149 67,350,424.48 15.09%
500K to 599.99K
112 60,990,147.46 13.67%
600K to 699.99K
68 43,603,549.22 9.77%
700K to 799.99K
24 17,737,698.03 3.97%
800K to 899.99K
12 10,226,420.30 2.29%
900K to 999.99K
14 13,515,911.03 3.03%
1000K to 1099.99K
4 4,096,703.82 0.92%
1100K to 1199.99K
5 5,782,063.23 1.30%
1200K to 1299.99K
3 3,742,727.61 0.84%
1300K to 1399.99K
3 4,095,401.98 0.92%
1400K to 1499.99K
1 1,424,113.42 0.32%
1900K to 1999.99K
1 1,991,903.62 0.45%
Total
1,535
446,255,268.51
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1900K to 1999.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 214,575.55 0.05%
5.50% - 5.99%
3 1,295,530.60 0.29%
6.00% - 6.49%
29 13,646,734.47 3.06%
6.50% - 6.99%
447 157,486,236.67 35.29%
7.00% - 7.49%
587 163,094,240.09 36.55%
7.50% - 7.99%
316 78,569,627.45 17.61%
8.00% - 8.49%
73 14,299,417.23 3.20%
8.50% - 8.99%
51 10,875,332.97 2.44%
9.00% - 9.49%
15 3,926,654.46 0.88%
9.50% - 9.99%
8 1,965,429.84 0.44%
10.00% - 10.49%
1 96,181.02 0.02%
10.50% - 10.99%
1 136,579.64 0.03%
11.00% - 11.49%
1 171,422.20 0.04%
11.50% - 11.99%
2 477,306.32 0.11%
Total
1,535
446,255,268.51
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.18%
Count
Balance ($)
%
2 Units
28 8,761,823.73 1.96%
3 Units
2 363,336.98 0.08%
4 Units
5 766,119.85 0.17%
Condominium
152 37,034,792.05 8.30%
High Rise Condo
2 1,406,304.78 0.32%
Low Rise Condo
48 10,120,913.15 2.27%
Multifamily
7 1,872,710.42 0.42%
Planned Unit Development
479 146,573,738.85 32.85%
Single Family
801 236,967,358.90 53.10%
Townhouse
11 2,388,169.80 0.54%
Total
1,535
446,255,268.51
100.00%
Property Type
Type
Count
Balance ($)
%
2006
1,535 446,255,268.51 100.00%
Total
1,535
446,255,268.51
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Count
Balance ($)
%
15.00%-19.99%
1 99,467.07 0.02%
20.00%-24.99%
4 568,649.81 0.13%
25.00%-29.99%
5 1,075,481.65 0.24%
30.00%-34.99%
10 1,804,748.17 0.40%
35.00%-39.99%
7 2,054,919.80 0.46%
40.00%-44.99%
8 2,899,848.01 0.65%
45.00%-49.99%
13 3,991,205.89 0.89%
50.00%-54.99%
19 3,798,341.98 0.85%
55.00%-59.99%
40 17,349,990.78 3.89%
60.00%-64.99%
55 20,633,374.97 4.62%
65.00%-69.99%
61 24,133,442.00 5.41%
70.00%-74.99%
99 34,160,126.42 7.65%
75.00%-79.99%
302 95,709,992.51 21.45%
80.00%-84.99%
865 227,149,116.61 50.90%
85.00%-89.99%
9 2,620,979.90 0.59%
90.00%-94.99%
23 5,567,612.16 1.25%
95.00%-99.99%
9 1,855,249.18 0.42%
100.0%-105.0%
5 782,721.60 0.18%
Total
1,535
446,255,268.51
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
169 - 192
13 4,305,264.87 0.96%
337 - 360
1,258 353,178,927.42 79.14%
433 - 456
1 1,138,383.09 0.26%
457 - 480
263 87,632,693.13 19.64%
Total
1,535
446,255,268.51
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 377
Count
Balance ($)
%
169 - 192
13 4,305,264.87 0.96%
337 - 360
1,522 441,950,003.64 99.04%
Total
1,535
446,255,268.51
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 354
Count
Balance ($)
%
169 - 192
13 4,305,264.87 0.96%
337 - 360
1,258 353,178,927.42 79.14%
457 - 480
264 88,771,076.22 19.89%
Total
1,535
446,255,268.51
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 382

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Count
Balance ($)
%
169 - 192
13 4,305,264.87 0.96%
337 - 360
1,522 441,950,003.64 99.04%
Total
1,535
446,255,268.51
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Count
Balance ($)
%
ALABAMA
5 481,403.45 0.11%
ARIZONA
119 37,783,133.35 8.47%
ARKANSAS
1 399,900.00 0.09%
CALIFORNIA
483 190,763,083.96 42.75%
COLORADO
122 35,162,798.80 7.88%
CONNECTICUT
2 729,352.55 0.16%
DELAWARE
1 74,827.73 0.02%
DISTRICT OF COLUMBIA
2 765,091.63 0.17%
FLORIDA
49 16,459,647.53 3.69%
GEORGIA
57 11,302,682.20 2.53%
HAWAII
5 1,953,191.70 0.44%
IDAHO
10 1,361,306.24 0.31%
ILLINOIS
17 6,279,374.22 1.41%
INDIANA
9 1,543,392.39 0.35%
KANSAS
9 1,660,613.31 0.37%
KENTUCKY
1 797,921.99 0.18%
LOUISIANA
21 3,628,816.37 0.81%
MARYLAND
3 706,989.75 0.16%
MASSACHUSETTS
3 1,228,788.74 0.28%
MICHIGAN
8 1,921,060.83 0.43%
MINNESOTA
5 1,293,716.24 0.29%
MISSOURI
25 4,449,064.75 1.00%
MONTANA
3 1,141,091.15 0.26%
NEBRASKA
1 94,778.10 0.02%
NEVADA
51 16,189,576.37 3.63%
NEW JERSEY
11 3,719,156.27 0.83%
NEW MEXICO
25 4,458,229.92 1.00%
NEW YORK
22 11,478,201.39 2.57%
NORTH CAROLINA
40 8,837,666.74 1.98%
OHIO
34 3,406,163.39 0.76%
OKLAHOMA
9 1,002,428.71 0.22%
OREGON
47 14,061,921.56 3.15%
PENNSYLVANIA
12 2,752,766.61 0.62%
SOUTH CAROLINA
5 711,258.80 0.16%
TENNESSEE
2 202,430.19 0.05%
TEXAS
268 42,191,818.81 9.45%
UTAH
2 308,422.70 0.07%
VIRGINIA
5 1,608,824.41 0.36%
WASHINGTON
38 12,909,197.40 2.89%
WEST VIRGINIA
2 299,852.88 0.07%
WISCONSIN
1 135,325.38 0.03%
Total
1,535
446,255,268.51
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
TEXAS
ARIZONA
COLORADO
FLORIDA
NEVADA
OREGON
WASHINGTON
NEW YORK
GEORGIA
NORTH CAROLINA
ILLINOIS
NEW MEXICO
MISSOURI
NEW JERSEY
LOUISIANA
OHIO
PENNSYLVANIA
HAWAII
MICHIGAN
KANSAS
VIRGINIA
INDIANA
IDAHO
MINNESOTA
MASSACHUSETTS
MONTANA
OKLAHOMA
KENTUCKY
DISTRICT OF
COLUMBIA
CONNECTICUT
SOUTH CAROLINA
MARYLAND
ALABAMA
ARKANSAS
UTAH
WEST VIRGINIA
TENNESSEE
WISCONSIN
NEBRASKA
DELAWARE
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,517
440,039,918.61
98.65%
440,190,183.32
14
4,560,284.99
1.02%
4,564,373.34
3
1,451,612.62
0.33%
1,452,613.55
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,534
446,051,816.22
446,207,170.21
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
203,452.29
100.00%
203,612.67
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
203,452.29
203,612.67
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,518
440,243,370.90
98.65%
440,393,795.99
14
4,560,284.99
1.02%
4,564,373.34
3
1,451,612.62
0.33%
1,452,613.55
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,535
446,255,268.51
100.00%
446,410,782.88
Current
30 - 59
days
60 - 89
days
Current 98.7%
30 - 59 days 1.0%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
14 4,560,284.99 75.85% 3 1,451,612.62 24.15% 0 0.00 0.00% 0 0.00 0.00%
17
6,011,897.61
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
14
4,560,284.99
75.85%
3
1,451,612.62
24.15%
0
0.00
0.00%
0
0.00
0.00%
17
6,011,897.61
100.00%
75.85
24.15
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 1,451,865.14 14 4,560,284.99
60 - 89 days
0 0.00 3 1,451,612.62
Bankruptcy
1 203,612.67 1 203,452.29
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Current
22.97%
9,813,970.32
Life CPR
22.13%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Bankruptcy
Count
Balance ($)
%
1 203,452.29 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
10508509 204,400.00 203,452.29 7.38% 12/01/2006 360
Total:
1
203,452.29
204,400.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
25 9,837,994.00 9,776,354.70 0.00 456,249,036.35
2.14%
97.86%
1
Prepayment 2.14%
Liquidation 0.00%
Beginning Balance 97.86%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
10395859 1,357,156.00 1,352,775.96 1,352,775.96 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 7.125% 0.00
10397587 417,000.00 416,196.77 416,196.77 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 8.250% 0.00
10432829 508,550.00 507,438.73 507,438.73 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 7.625% 0.00
10451545 428,750.00 428,750.00 428,750.00 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 8.125% 0.00
10488303 165,350.00 165,350.00 165,350.00 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.875% 0.00
10489335 356,759.00 356,759.00 356,759.00 0.00 0.00 0.00 Voluntary PIF 11/08/2006 0.00 7.375% 0.00
10489358 148,000.00 147,947.59 147,947.59 0.00 0.00 0.00 Voluntary PIF 11/24/2006 0.00 8.500% 0.00
10492761 470,000.00 470,000.00 470,000.00 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.000% 0.00
10496533 650,000.00 648,443.61 648,443.61 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 7.250% 0.00
10501747 255,000.00 255,000.00 255,000.00 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.750% 0.00
10503226 255,411.00 255,411.00 255,411.00 0.00 0.00 0.00 Voluntary PIF 11/21/2006 0.00 7.125% 0.00
10507518 837,000.00 837,000.00 837,000.00 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 7.500% 0.00
10508106 650,000.00 649,999.00 649,999.00 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 7.500% 0.00
10508554 484,300.00 484,300.00 484,300.00 0.00 0.00 0.00 Voluntary PIF 11/14/2006 0.00 6.875% 0.00
10517893 650,000.00 647,796.83 647,796.83 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 6.875% 0.00
10518616 315,000.00 315,000.00 315,000.00 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 9.000% 0.00
10520953 393,600.00 392,747.45 392,747.45 0.00 0.00 0.00 Voluntary PIF 11/10/2006 0.00 7.000% 0.00
10524122 129,150.00 128,906.01 128,906.01 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 9.750% 0.00
10524599 799,960.00 799,959.99 799,959.99 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.500% 0.00
10530679 112,400.00 112,400.00 112,400.00 0.00 0.00 0.00 Voluntary PIF 11/17/2006 0.00 7.750% 0.00
10535243 94,908.00 94,907.99 94,907.99 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 8.500% 0.00
10548411 159,100.00 159,100.00 159,100.00 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 8.750% 0.00
10553683 74,000.00 74,000.00 74,000.00 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 9.500% 0.00

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
10560606 66,600.00 66,549.63 66,549.63 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 10.750% 0.00
10574853 60,000.00 9,615.14 9,615.14 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 6.750% 0.00
Total:
25
9,837,994.00
9,776,354.70
0.00
9,776,354.70
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
New Century Alternative Mortgage Loan Trust 2006-ALT2 Asset-Backed Certificates Series 2006-ALT2
Brian Giel
Account Administrator
651-495-3844
brian.giel@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #